NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Schedule of Fair Value of Assets (USD $)	Dec. 01, 2012
Available For Sale Securities	$ 12,500
Fair Value, Inputs, Level 1 [Member]
Available For Sale Securities	12,500
Fair Value, Inputs, Level 2 [Member]
Available For Sale Securities	0
Fair Value, Inputs, Level 3 [Member]
Available For Sale Securities	$ 0